ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Payables and Accruals [Abstract]
Voyage expenses	$ 8,885	$ 4,525
Ship operating expenses	11,030	5,047
Administrative expenses	2,713	202
Interest expense	807	1,880
Taxes	1,058	90
Contingent rental expense	4,582	0
Other	614	0
Accrued expenses	$ 29,689	$ 11,744